SEGMENT INFORMATION - Non Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Non-current assets	$ 356,280	$ 335,170
United States
Disclosure of geographical areas [line items]
Non-current assets	146,245	107,064
Canada
Disclosure of geographical areas [line items]
Non-current assets	37,969	73,820
Mexico
Disclosure of geographical areas [line items]
Non-current assets	64,012	64,847
Guatemala
Disclosure of geographical areas [line items]
Non-current assets	16,069	16,069
Chile
Disclosure of geographical areas [line items]
Non-current assets	10,073	10,073
Peru
Disclosure of geographical areas [line items]
Non-current assets	11,607	8,400
Dominican Republic
Disclosure of geographical areas [line items]
Non-current assets	5,160	5,160
Honduras
Disclosure of geographical areas [line items]
Non-current assets	7,090	5,097
Argentina
Disclosure of geographical areas [line items]
Non-current assets	3,200	3,200
Burkina Faso
Disclosure of geographical areas [line items]
Non-current assets	12,508	14,156
Australia
Disclosure of geographical areas [line items]
Non-current assets	6,691	9,152
Russia
Disclosure of geographical areas [line items]
Non-current assets	24,104	6,601
Cote d'Ivoire
Disclosure of geographical areas [line items]
Non-current assets	4,030	4,030
Ghana
Disclosure of geographical areas [line items]
Non-current assets	3,527	3,527
Various
Disclosure of geographical areas [line items]
Non-current assets	$ 3,995	$ 3,974